Note 10 - Restricted Stock Unit Activity (Details) - Restricted Stock and Restricted Stock Units (RSU's) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Unvested balance (in shares)	275,500
Unvested balance, weighted average exercise price (in dollars per share) | $ / shares	$ 22.25
Granted (in shares)	112,999
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 14.19
Cancelled (in shares)	(21,760)
Cancelled, weighted average exercise price (in dollars per share) | $ / shares	$ 22.99
Vested (in shares)
Unvested balance (in shares)	366,739
Unvested balance, weighted average exercise price (in dollars per share) | $ / shares	$ 19.72